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August 29, 1997


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 5th Street NW
Washington, DC   20549

Re: SAFECO Resource Series Trust ("Registrant")
    1933 Act File No. 33-06547
    1940 Act File No. 811-4717

Dear Sir or Madam:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I certify that (i) the form of Prospectus dated April 30, 1997, as supplemented August 26, 1997 and (ii) the form of Statement of Additional Information dated April 30, 1997, as supplemented August 26, 1997 for the above-captioned registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and further, that the text of the most recent registration statement was filed electronically on August 27, 1997.

Sincerely,

/s/ Mark A. Chapleau
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Mark A. Chapleau
Counsel